DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Values of Derivatives
The fair values of our derivative financial instruments and their classifications in our consolidated balance sheets as of January 31, 2025 and 2024 were as follows:

		January 31,
(in thousands)	Balance Sheet Classification	2025	2024
Derivative assets:
Foreign currency forward contracts:
Designated as cash flow hedges	Prepaid expenses and other current assets	$2,490	$1,778
Not designated as hedging instruments	Prepaid expenses and other current assets	32	14
Total derivative assets		$2,522	$1,792

Derivative liabilities:
Foreign currency forward contracts:
Designated as cash flow hedges	Accrued expenses and other current liabilities	$259	$177
Not designated as hedging instruments	Accrued expenses and other current liabilities	3	46
Total derivative liabilities		$262	$223

Schedule of the Effects of Derivatives Designated as Cash Flow Hedges
The effects of derivative financial instruments designated as cash flow hedges on accumulated other comprehensive loss (“AOCL”) and on the consolidated statements of operations for the years ended January 31, 2025, 2024, and 2023, were as follows:

	Year Ended January 31,
(in thousands)	2025	2024	2023
Net (losses) gains recognized in AOCL:
Foreign currency forward contracts	$(630)	$(2,228)	$16

Net gains (losses) reclassified from AOCL to the consolidated statements of operations:
Foreign currency forward contracts	$1,025	$(6,484)	$(6,131)

Schedule of Derivatives Not Designated as Hedging Instruments	in our consolidated statements of operations for the years ended January 31, 2025, 2024, and 2023, were as follows:

	Classification in Consolidated Statements of Operations	Year Ended January 31,
(in thousands)		2025	2024	2023
Foreign currency forward contracts	Other (expense) income, net	$178	$(330)	$(426)